ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Mar. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net, consisted of the following:

	March 31, 2024	September 30, 2023

Accounts receivable	$1,114,780	$9,507,102

Less: allowance for doubtful account	(2,642)	(101,947)
Accounts receivable, net	$1,112,138	$9,405,155

SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION

Accounts receivable by aging bucket	Balance as of March 31, 2024	Subsequent collection	% of subsequent collection
Less than 6 months	$987,980	$526,406	53%
From 7 to 9 months	46,929	35,620	76%
From 10 to 12 months	58,766	58,575	99%
Over 1 year	21,105	974	5%
Total gross accounts receivable	1,114,780	621,575	56%
Allowance for doubtful accounts	(2,642)	-	-
Accounts receivable, net	$1,112,138	$621,575	56%